CONVERTIBLE NOTES (Details Narrative) $ / shares in Units, $ in Thousands												1 Months Ended				6 Months Ended	12 Months Ended
	Jun. 27, 2024 USD ($) $ / shares shares	Jun. 21, 2024 $ / shares	Apr. 11, 2024 USD ($) $ / shares shares	Feb. 28, 2024 $ / shares	Feb. 24, 2024 USD ($) $ / shares	Feb. 20, 2024 USD ($) $ / shares shares	Dec. 08, 2023 USD ($) $ / shares shares	Sep. 06, 2023 USD ($) $ / shares shares	Mar. 07, 2023 shares	Jan. 31, 2023 shares	Jan. 25, 2023 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jan. 31, 2024 $ / shares	May 31, 2022 USD ($) shares	May 31, 2022 AUD ($) shares	Jun. 30, 2024 USD ($) $ / shares shares	Jan. 25, 2024	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2024 € / shares	Apr. 24, 2024 shares	Dec. 31, 2023 € / shares	Jul. 31, 2022 shares	Jun. 27, 2022 $ / shares	May 31, 2022 AUD ($)
IfrsStatementLineItems [Line Items]
Proceeds from borrowings														$ 569,000	$ 828
Interest rate																		4.00%
Warrant, per shares | € / shares																					€ 1		€ 1
Fair value of convertible notes												$ 349,000				$ 349,000		$ 304,000
Fair value of the redeemable warrants												$ 74,000				$ 74,000		$ 73,000
Number of convertible notes issued | shares														828,240	828,240
Face value of convertible notes														$ 700												$ 1
Convertible notes maturity period														6 months	6 months
Conversion price, description														(i) if Security Matters PTY Ltd. executes a binding agreement for an M&A transaction or receives USD 20 million or more in return for the issuance of shares on or before December 31, 2022, the principal amount of each 2022 Convertible Note will automatically be converted into shares in Security Matters PTY Ltd. The issuance price per share will be calculated at a 20% discount to the higher of the offer price or price paid by the investors participating in the qualified transaction, as such term is defined in the 2022 Convertible Notes agreement, subject to a floor cap of no lower than AUD 0.15 (USD 0.11) per share. In July 2022, Security Matters PTY Ltd. entered into the Business Combination Agreement that will be subject to de-listing of the Company’s ordinary share capital from the Australian Stock Exchange following receiving an Australian court approval of the future merger (ii) if Security Matters PTY Ltd. has not executed a binding agreement for a qualified transaction until December 31, 2022, the 2022 Convertible Notes balance will automatically convert into ordinary shares at that date. The issuance price per share will be calculated at a 20% discount to the 5-21 day volume weighted average price to December 31, 2022, as such term is defined in the Convertible Notes agreement, subject to a cap of no lower than AUD 0.15 (USD 0.11) per share, and on December 31, 2022 the investors will also be issued unlisted two year options on a 1:2 basis with an exercise price of AUD 0.45 (USD 0.32) per share	(i) if Security Matters PTY Ltd. executes a binding agreement for an M&A transaction or receives USD 20 million or more in return for the issuance of shares on or before December 31, 2022, the principal amount of each 2022 Convertible Note will automatically be converted into shares in Security Matters PTY Ltd. The issuance price per share will be calculated at a 20% discount to the higher of the offer price or price paid by the investors participating in the qualified transaction, as such term is defined in the 2022 Convertible Notes agreement, subject to a floor cap of no lower than AUD 0.15 (USD 0.11) per share. In July 2022, Security Matters PTY Ltd. entered into the Business Combination Agreement that will be subject to de-listing of the Company’s ordinary share capital from the Australian Stock Exchange following receiving an Australian court approval of the future merger (ii) if Security Matters PTY Ltd. has not executed a binding agreement for a qualified transaction until December 31, 2022, the 2022 Convertible Notes balance will automatically convert into ordinary shares at that date. The issuance price per share will be calculated at a 20% discount to the 5-21 day volume weighted average price to December 31, 2022, as such term is defined in the Convertible Notes agreement, subject to a cap of no lower than AUD 0.15 (USD 0.11) per share, and on December 31, 2022 the investors will also be issued unlisted two year options on a 1:2 basis with an exercise price of AUD 0.45 (USD 0.32) per share
Convertible note																			$ 563,000
Number of warrant shares issued | shares									1,000,000	864,000		36,341				36,341		1,237,751
Gross proceeds																			182,000	$ 5,892,000
Conversion of debt equity, description									shareholders received as consideration 1 ordinary share of the Company per 10.3624 Security Matters PTY Ltd.’s ordinary shares
Exercise price | $ / shares	$ 0.165												$ 0.165
Warrant, fair value												$ 749,000				$ 749,000		1,143,000
Volatility rate										81.92%
Risk-free interest rate										3.42%
Investors [Member]
IfrsStatementLineItems [Line Items]
Number of warrant shares issued | shares																						36,341
Exercise price | $ / shares				$ 3.75
Top of range [member]
IfrsStatementLineItems [Line Items]
Proceeds from borrowings																		$ 1,000,000
Convertible promissory note [member]
IfrsStatementLineItems [Line Items]
Number of warrant shares issued | shares												19,102				19,102
Number of value converted												$ 2,300,000				$ 2,300,000
Convertible notes [member]
IfrsStatementLineItems [Line Items]
Proceeds from borrowings											$ 250,000
Principal amount											$ 250,000
Maturity date											December 31, 2024
Interest rate											15.00%
Discount rate																		32.20%
Major ordinary share transactions [member]
IfrsStatementLineItems [Line Items]
Ordinary shares | shares									1,000,000
Redeemable warrants [member]
IfrsStatementLineItems [Line Items]
Warrants term									5 years
Expected volatility rate											0.7374
Risk-free interest rate											0.0391
Volatility rate											63.16%							73.74%
Risk-free interest rate											4.46%							3.91%
Warrant B [member]
IfrsStatementLineItems [Line Items]
Warrants to purchase ordinary shares | shares							909,090
Number of warrant shares issued | shares							606,060
Gross proceeds							$ 697
Warrants exercise price per share | $ / shares							$ 1.15																		$ 5.28
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrant shares issued | shares									24,568,773
Convertible Note Agreements [Member] | Bonus warrants [member]
IfrsStatementLineItems [Line Items]
Warrants to purchase ordinary shares | shares											12,500
Exercise price | $ / shares											$ 11.50
Warrants term											5 years
Convertible Note Agreements [Member] | Bonus warrants [member] | Investors [Member]
IfrsStatementLineItems [Line Items]
Warrants to purchase ordinary shares | shares											167
Warrants term											5 years
Exercise price | $ / shares											$ 862.50
Convertible Note Agreements [Member] | Redeemable warrants [member]
IfrsStatementLineItems [Line Items]
Discount rate											20.00%
Warrants to purchase ordinary shares | shares											12,500
Warrants term											5 years
Share purchase price | $ / shares											$ 11.50
Warrant, per shares | $ / shares											$ 5.00
Description of approach used to determine discount rates											The investor has the option to decide that the Company will satisfy any or each redemption through the issuance of ordinary shares of the Company based upon a 20% discount to the 20-trading day VWAP preceding each such anniversary
Convertible Note Agreements [Member] | Redeemable warrants [member] | Investors [Member]
IfrsStatementLineItems [Line Items]
Warrants to purchase ordinary shares | shares											167
Warrants term											5 years
Share purchase price | $ / shares											$ 862.50
Warrant, per shares | $ / shares											$ 375
Description of approach used to determine discount rates											The investor has the option to decide that the Company will satisfy any or each redemption through the issuance of ordinary shares of the Company based upon a 20% discount to the 20-trading day VWAP preceding each such anniversary.
Convertible Notes Agreements [Member]
IfrsStatementLineItems [Line Items]
Number of warrant shares issued | shares																								1,000,000
Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Proceeds from borrowings					$ 407,000
Maturity date					6
Interest rate					0.00%
Conversion price, description					Additionally, the Company issued the investor 1,333 warrants, exercisable for 60 months at an exercise price of $3.75 per share, without price-based anti-dilution adjustments. The convertible security is accounted in accordance with the amortized cost model and amounted to $388 as of June 30, 2024, see also note 9(6) and 9(10). The convert option and the warrants meet the fixed-for-fixed criterion of IAS 32, resulting in being classified as equity.
Number of warrant shares issued | shares																		2,619,377
Conversion price | $ / shares								$ 1.6378
Gross proceeds					$ 350,000			$ 2,358,000
Principal amount								4,290,000
Borrowing cost								$ 2,574,000
Original issue discount								40.00%
Interest accrued percent								12.00%
Conversion of debt equity, description								Any such conversion is subject to customary conversion limitations set forth in the Purchase Agreement so the investor beneficially owns less than 4.99% of the Company’s ordinary shares. Additionally, the Company has the right to convert in whole or in part the note into ordinary shares; provided that in no case shall the Company so convert the note if the result of the issuance of Ordinary Shares thereby would result in the beneficial ownership of the investor of ordinary shares in excess of 4.99%
Exercise price | $ / shares			$ 11.775					$ 122.835
Repayment of debt, rate					15.00%
Conversion price per share | $ / shares					$ 18,000			$ 122.835
Securities purchase agreement [member] | Investors [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares		$ 11.775
Securities purchase agreement [member] | Alpha april note [Member]
IfrsStatementLineItems [Line Items]
Interest rate			12.00%
Discount rate			15.00%
Warrant, per shares | $ / shares			$ 18,000
Original issue discount			10.00%
Borrowings			$ 2,250,000
Borrowings maturity date			12 months
Conversion of shares daily fee			$ 2,000
Outstanding principal and interest description			If an event of default occurs, the Alpha April Note’s outstanding principal and interest increase by 120%, or 500% in specific default situations, with default interest at the lesser of 24.5% or the maximum legal rate.
Warrant term																5 years 6 months
Exercise price | $ / shares			$ 0.165
Conversion price, value			$ 527,000													$ 730,000
Repayment of debt, rate												50.00%				50.00%
Securities purchase agreement [member] | Alpha april note [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Beneficially owns rate			4.99%
Conversion of shares rate			4.99%
Securities purchase agreement [member] | Convertible promissory note [member]
IfrsStatementLineItems [Line Items]
Principal amount																		$ 1,000,000
Principal amount								$ 4,290,000
Borrowing cost								$ 2,574,000
Original issue discount								40.00%
Interest accrued percent								12.00%
Conversion of debt equity, description								Any such conversion is subject to customary conversion limitations set forth in the Purchase Agreement, so the investor beneficially owns less than 4.99% of the Company’s ordinary shares. Additionally, the Company has the right to convert in whole or in part the note into ordinary shares; provided that in no case shall the Company so convert the note if the result of the issuance of Ordinary Shares thereby would result in the beneficial ownership of the investor of ordinary shares in excess of 4.99%
Conversion price per share | $ / shares								$ 122.835
Securities purchase agreement [member] | Warrant A [member]
IfrsStatementLineItems [Line Items]
Number of warrant shares issued | shares								3,929,051
Warrants exercise price per share | $ / shares								$ 0.0022
Exercise price | $ / shares								$ 0.165
Number of warrant issued | shares								52,387
Securities purchase agreement [member] | Warrant B [member]
IfrsStatementLineItems [Line Items]
Number of warrant shares issued | shares								2,619,367
Warrants exercise price per share | $ / shares								$ 1.6378
Exercise price | $ / shares								$ 122.835
Number of warrant issued | shares								34,925
Securities purchase agreement [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Warrant, per shares | $ / shares			$ 11.775
Number of warrant shares issued | shares			157,673
Gross proceeds								$ 2,574,000
Warrant term			5 years 6 months													5 years 6 months
Ownership limit, rate			4.99%
Warrant, fair value			$ 1,090,000									$ 749,000				$ 749,000
Conversion price, value			$ 268,000													$ 343,000
Volatility rate			73.43%													72.76%
Risk-free interest rate			4.61%													4.33%
Cost of equity capital rate			22.20%													22.20%
Yield of bonds rate			16.99%													14.78%
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Fixed conversion price | $ / shares											$ 10
Warrant, per shares | $ / shares						$ 18						$ 0.165				$ 0.165		$ 0.0022
Number of warrant shares issued | shares	11,699					161,662			160,227			42,573				42,573
Gross proceeds						$ 2,910,000
Principal amount	$ 119,000											$ 569,000				$ 569,000
Ordinary shares [member] | Convertible notes [member]
IfrsStatementLineItems [Line Items]
Discount rate												26.96%					20.00%
Ordinary shares [member] | Convertible notes [member] | Investors [Member]
IfrsStatementLineItems [Line Items]
Discount rate																	20.00%
Ordinary shares [member] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Number of warrant shares issued | shares								3,929,051
Ordinary shares [member] | Securities purchase agreement [member] | Warrant A [member]
IfrsStatementLineItems [Line Items]
Number of warrant shares issued | shares								2,619,367
Warrant A [member]
IfrsStatementLineItems [Line Items]
Ordinary shares | shares																		3,789,264
Warrant B [member]
IfrsStatementLineItems [Line Items]
Ordinary shares | shares																		2,619,367
Warrant A and B [Member] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Number of warrant shares issued | shares												34,925				34,925
Convertible notes [member]
IfrsStatementLineItems [Line Items]
Proceeds from borrowings											$ 250,000
Principal amount											$ 250,000
Maturity date											December 31, 2024
Interest rate											15.00%
Discount rate											32.20%
Convertible notes [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Discount rate											20.00%
Promissory Note [Member] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Principal amount																		$ 1,000,000
Number of value converted																		$ 2,100,000